Note Investment in equity investees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment Summarized Financial Information Income Statement Abstract
Equity Method Investments	$ 218,062	$ 212,838
Income Loss From Equity Method Investments	$ 31,288	$ 24,373	$ 39,578